Lease Liabilities - Summary of Detailed Information About Contractual Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	$ 991	$ 1,036
Less: Amount due for settlement within 12 months shown under current liabilities	(614)	(508)
Amount due for settlement after 12 months shown under non-current liabilities	377	528
Within one year [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	614	508
More than one year, but not exceeding two years [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	126	476
More than two years, but not exceeding five years [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	$ 251	$ 52